STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
STOCK-BASED COMPENSATION
Stock-based compensation cost included in income from continuing operations

($ in millions)

For the year ended
December 31:	2016	2015	2014
Cost	$88	$100	$121
Selling, general and administrative	401	322	350
Research, development and engineering	55	51	54
Other (income) and expense*	—	(6)	(13)
Pre-tax stock-based compensation cost	544	468	512
Income tax benefits	(179)	(156)	(174)

Net stock-based compensation cost	$364	$312	$338

*	Reflects the one-time effects related to divestitures

Summary of Restricted Stock Units activity

	2016		2015		2014
	Weighted-		Weighted-		Weighted-
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$159	7,527,341	$171	7,734,277	$166	8,635,317
RSUs granted	140	3,985,870	143	4,230,186	172	2,525,947
RSUs released	174	(1,860,660)	164	(3,567,495)	157	(2,401,761)
RSUs canceled/forfeited	158	(753,459)	167	(869,627)	167	(1,025,226)

Balance at December 31	$147	8,899,092	$159	7,527,341	$171	7,734,277

Summary of Performance Share Units activity

	2016		2015		2014
	Weighted-		Weighted-		Weighted-
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$173	2,928,932	$185	3,140,707	$178	2,824,294
PSUs granted at target	140	990,336	153	1,137,242	180	1,430,098
Performance adjustments*	194	(387,457)	185	(168,055)	157	29,960
PSUs released	194	(419,759)	185	(840,552)	157	(1,027,181)
PSUs canceled/forfeited	174	(237,294)	184	(340,410)	187	(116,464)

Balance at December 31**	$155	2,874,758	$173	2,928,932	$185	3,140,707

*Represents the change in shares issued to employees after vesting of PSUs because final performance metrics were above or below specified targets

**Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance against specified targets over the vesting period.

Summary of option activity

	2016		2015		2014
	Weighted-		Weighted-		Weighted-
	Average	Number of	Average	Number of	Average	Number of
	Exercise	Shares	Exercise	Shares	Exercise	Shares
	Price	Under Option	Price	Under Option	Price	Under Option
Balance at January 1	$94	479,774	$97	1,750,949	$97	5,622,951
Options granted	140	1,500,000	—	—	—	—
Options exercised	91	(361,088)	98	(1,214,109)	97	(3,740,252)
Options canceled/expired	86	(4,763)	100	(57,066)	95	(131,750)

Balance at December 31	$137	1,613,923	$94	479,774	$97	1,750,949

Exercisable at December 31	$103	113,923	$94	479,774	$97	1,750,949

Options outstanding and exercisable by exercise price ranges

	Options Outstanding
	Weighted-			Weighted-Average
	Average	Number of	Aggregate	Remaining
	Exercise	Shares	Intrinsic	Contractual Life
Exercise Price Range	Price	Under Option	Value	(in Years)
$128 and under	$103	113,923	$7,198,794	0.3
$129 – $154	140	1,500,000	39,236,250	9.1

	$137	1,613,923	$46,435,044	8.5

Options Exercisable
	Weighted-			Weighted-Average
	Average	Number of	Aggregate	Remaining
	Exercise	Shares	Intrinsic	Contractual Life
Exercise Price Range	Price	Under Option	Value	(in Years)
$128 and under	$103	113,923	$7,198,794	0.3